Dear Fellow Shareholders:

         Enclosed is our 51st Annual Report for the period ended September 30, 2000. Net asset value was $9.08 per share, giving us a small positive total return of 1.29% for the fiscal year. Dividends of $1.115 were paid during the year, meeting our primary goal, the production of current income. Three, five and ten-year trailing average annual returns were 1.60%, 7.52%, and 11.67%.

         The calendar year 2000, so far, at the date of this report, has seen major stock indices decline as much as: 9.7% on the NASDAQ (which traded off 32% from its March high), 7.4% on the Dow and 2.2% on the S&P 500, and even more after that time. Those depressing equity figures have naturally had a dampening effect on the prices of high-yield bonds, especially in the telecom, media and technology areas which we have largely eschewed, and the six Federal Reserve rate increases, have exacerbated (or, in the eyes of some, caused) this decline. However, our areas - the non-"TMT" ones - in these days of alphabet names - remained under price pressure due to general economic concerns.

         In late summer, a major financial publication came up with R2R - return to rationality - to describe the markets of 2000. We hope we never left it. Historically, P/E multiples of over 100 in stocks have usually not panned out well but, for the investors in these stocks, hope seemed to spring eternal for longer than one could have expected. For our part, we intend to continue to emphasize investments in income-oriented securities of companies operating established businesses.

         As this is played out, we continue to try to meet our goal of the production of high current income, seeking value in what are often significant discounts on certain corporate bonds, an approach which historically has often led to good returns.

         On the personnel front, Bruce Monrad was elected Chairman by the Trustees at their May meeting. I shall continue as a Trustee and co-portfolio manager. With Bruce's substantial personal and familial holdings of our shares, a keen analytical mind and knowledge of the securities markets, and over ten years of portfolio management experience behind him, I am confident he will continue to serve you, the shareholders, well.

                                                         Respectfully submitted,



                                                                Ernest E. Monrad
                                                                         Trustee

October 24, 2000

Historical Information
(unaudited)

                  Distribution Per Share

                  At End of Fiscal Year                                          During Fiscal Year         Average
------------------------------------------------------------------------------------------------------------------------
Fiscal

Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22          $0.00       $9.86
1951                 113            51,070        11.09         566,238             0.6          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886        16.3
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76           1.245       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320            0.8          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024            0.8          0.4345       17.45
1963                2,142          676,976         17.8        12,046,866           0.8          0.4134        17.7
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642        18.8
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561           0.9          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423        15.3        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035            0         14.57
1971                5,574         3,174,649       15.23        48,329,677           1.1             0         15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15             0         15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14             0         15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16             0         13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21             0          13.1
1976               10,023         8,067,930       14.57       117,514,100          1.25             0         14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28             0         14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28             0         14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285            0         13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34             0         11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395            0         10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41             0         10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44             0         11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46             0         10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46             0         11.77
1986               14,431         23,037,102       13.6       313,197,229          1.46             0         13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46             0         13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94             0         12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54             0         11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43             0          9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34             0          8.36
1992               15,918         47,684,814       9.5        452,773,909          1.15             0          9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02             0          9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99             0         10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96             0         10.01
1996               24,631        110,229,375       10.9      1,200,483,907         0.99             0         10.46
1997               34,213        175,955,357      11.79      2,074,181,767           1              0         11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96             0         11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442        1.115             0          9.47

------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950,  date of  organization  of the  Trust.  The shares  were initially sold on March 1,1950 at a net asset value of $10.00 per share.

Average Annual Total Return
(Unaudited)
One year ended September 30, 2000                            1.29%
Five years ended September 30, 2000                          7.52%
Ten years ended September 30, 2000                          11.67%



SEC YIELD(unaudited)

Yield calculated as of September 30, 2000 (unaudited):      13.52%
------------------------------------------------------------------------------------------------------------------------

Performance Graph-Ten Years
(1990-2000)

The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the First Boston Global High Yield Index, assuming and investment of $10,000 in both at ther closing prcies on September 30, 1990 and reinvestment of dividends and capital gains. For management's discussion of the Trust's fiscal year 2000 performance, see the Chairman's letter to the shareholders.

Graph omitted.

                1990     1991     1992     1993     1994     1995     1996     1997     1998      1999     2000
Northeast
Investors     $10,000   $11,763  $14,333  $16,662  $18,489  $20,973  $24,325  $28,742  $27,558  $29,757  $30,147
Trust

First Boston
Global High   $10,000   $13,695  $16,497  $19,083  $19,740  $22,515  $24,940  $28,861  $28,711  $29,842  $30,415
Yield Index

Summary of Net Assets
September 30, 2000




                                                                                                      % of

                                                                      Market Value                 Net Assets
---------------------------------------------------------------------------------------------------------------
Corporate Bonds

        Apparel                                                       $18,169,500                    1.27%
        Broadcast                                                       2,047,500                    0.14%
        Building & Construction                                         5,410,746                    0.38%
        Chemicals                                                     123,170,800                    8.61%
        Clothing                                                        9,700,000                    0.68%
        Conglomerate                                                   30,030,863                    2.10%
        Electronics                                                     6,975,000                    0.49%
        Energy/Natural Resources                                      159,390,065                   11.14%
        Financial Services                                             47,639,092                    3.33%
        Food & Beverage                                                64,621,570                    4.52%
        Food Processing                                                36,255,578                    2.53%
        Food Service                                                    7,250,000                    0.51%
        Gaming                                                        171,142,025                   11.96%
        Grocery Stores                                                 48,282,397                    3.37%
        Health Care-Supplies                                              475,000                    0.03%
        Manufacturing/Service Industry                                 14,756,250                    1.03%
        Metals & Mining                                               105,238,002                    7.36%
        Miscellaneous Manufacturing                                    25,429,850                    1.78%
        Office Equipment                                               18,852,750                    1.32%
        Oil/Gas Exploration                                            15,225,000                    1.06%
        Paper & Forest Products                                       123,550,180                    8.64%
        Production and Manufacturing                                   23,546,254                    1.65%
        Real Estate                                                    48,108,937                    3.36%
        Recreation                                                     23,086,250                    1.61%
        Retail                                                         11,725,000                    0.82%
        Retail Food Chains                                             63,317,785                    4.43%
        Transportation                                                 10,875,000                    0.76%
        Miscellaneous                                                   8,164,755                    0.57%
                                                                   ---------------                ----------
        Total Corporate Bonds                                      $1,222,436,149                   85.45%
        Total Foreign Bonds                                           110,180,236                    7.70%
        Total Common Stocks                                           153,525,768                   10.73%
        Total Preferred Stocks                                         23,763,920                    1.66%
        Total Warrants                                                  6,509,663                    0.46%
                                                                   ---------------                ----------
        Total Investments                                           1,516,415,736                  106.00%
        Cash & Receivables                                             46,260,284                    3.23%
                                                                   ---------------                ----------
        Total Assets                                                1,562,676,020                  109.23%
        Less Liabilities                                             (132,083,578)                  -9.23%
                                                                   ===============                ==========
        Net Assets                                                  1,430,592,442                  100.00%



Schedule of Investments
September 30, 2000




Corporate Bonds                                                                                               Market Value
Name of Issuer                                                                           Principal                (Note B)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Apparel --1.27%

-------------------------------------------------------------------------------------------------------------------------------
        Polymer Group, Senior Sub. Notes, 9%, 7/01/07 (a)                                $5,100,000             $3,978,000
        Polymer Group, Senior Sub. Notes, 8.75%, 3/01/08 (a)                             18,922,000             14,191,500
                                                                                                        -----------------------
                                                                                                                18,169,500

Broadcast -- .14%

-------------------------------------------------------------------------------------------------------------------------------
        Young Broadcasting Corp., 11.75%, 11/15/04                                        2,000,000              2,047,500

Building & Construction -- .38%

-------------------------------------------------------------------------------------------------------------------------------
        Aluma Enterprises, Inc., 7.50%, 12/31/01                                          2,638,841              2,256,209
        Henry Company Senior Notes, 10%, 4/15/08                                          2,500,000              1,500,000
        Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04                                   1,275,000              1,231,969
        Nualt Enterprises, Inc., 6%,12/31/04                                              7,042,799                422,568
                                                                                                    -----------------------
                                                                                                                 5,410,746

Chemicals-- 8.61%

-------------------------------------------------------------------------------------------------------------------------------
        General Chemical Ind Senior Senior Sub. Notes, 10.625%,5/01/09                    3,000,000              2,400,000
        Huntsman Corp. Sen. Sub. FRN, 10.2625% 7/01/07 (a)                               39,500,000             33,575,000
        Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04                             2,000,000              2,040,000
        LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07 (a) (c)                       18,000,000              1,620,000
        Lyondell Senior Secured Notes, 9.625%, 5/01/07 (a)                               15,000,000             14,700,000
        Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09 (a)                        10,000,000              9,700,000
        Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07 (a)                           15,500,000              7,750,000
        Sterling Chemical, Inc. Sen. Sub. Notes, 11.75%, 8/15/06                         12,500,000              8,750,000
        Sterling Chemical Sen. Sub. Notes Series A, 11.25%, 4/01/07                      30,025,000             20,417,000
        Sterling Chemical Sen. Sub. Notes Series 12.375%, 7/15/06                        14,340,000             14,626,800
        Sterling Chemical Holding Sen. Disc. Notes,  0/12%, 8/15/08 (b)                  18,980,000              7,592,000
                                                                                                    -----------------------
                                                                                                               123,170,800

Clothing-- .68%

-------------------------------------------------------------------------------------------------------------------------------
        St. John Knits Senior Sub. Notes, 12.50%, 7/1/09                                 10,000,000              9,700,000

Conglomerate -- 2.10%

-------------------------------------------------------------------------------------------------------------------------------
        Jordan Industries Sen. Sub. Disc. Notes, 0/11.75%, 4/01/09 (b)                   21,616,713             14,050,863
        Jordan Industries Senior Notes Series D, 10.375%, 8/01/07                        10,000,000              9,400,000
        Jordan Industries Senior Notes, 10.375%, 8/01/07                                  7,000,000              6,580,000
                                                                                                    -----------------------
                                                                                                                30,030,863

Corporate Bonds--continued                                                                                     Market Value
Name of Issuer                                                                           Principal                 (Note B)
-------------------------------------------------------------------------------------------------------------------------------
Electronics --.49%

-------------------------------------------------------------------------------------------------------------------------------
        Knowles Electronics Senior Sub. Notes, 13.125%, 10/15/09                         $7,500,000             $6,975,000

Energy/Natural Resources --11.14%

-------------------------------------------------------------------------------------------------------------------------------
        Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03 (a)                             3,190,000              3,138,163
        Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (e)                                       20,000,000             19,350,000
        Kelley Oil Senior Subordinated Notes, 10.375%, 10/15/06                           7,500,000              4,387,500
        Kelley Oil & Gas, Company Guaranteed, 14%, 4/15/03                                9,928,000             10,225,840
        Key Energy Senior Sub. Notes, 14%, 1/15/09 (a)                                   15,000,000             17,137,500
        P & L Coal Senior Subordinated Notes, 9.625%, 5/15/08 (a)                        25,000,000             24,250,000
        Parker Drilling Co. Senior Sub. Notes, 9.75%, 11/15/06                           12,195,000             12,286,462
        R&B Falcon Senior Notes Series B, 6.75%, 4/15/05                                  1,840,000              1,729,600
        R&B Falcon Corp. Senior Notes, 12.25%, 3/15/06                                   10,000,000             11,900,000
        Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09                              10,000,000             10,250,000
        Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08                            25,000,000             24,375,000
        Universal Compression Sen. Disc. Notes, 0/9.875%, 2/15/08 (a) (b)                22,500,000             17,100,000
        Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07                                      4,000,000              3,260,000
                                                                                                    -----------------------
                                                                                                               159,390,065

Financial Services -- 3.33%

-------------------------------------------------------------------------------------------------------------------------------
        Mercury Finance Senior Secured Notes, 10%, 3/23/01                               20,000,000             19,400,000
        Mercury Finance Senior Notes, 11.155%, 3/23/01                                   15,793,941             15,399,092
        Metris Companies Inc. Senior Notes, 10.125%, 7/15/06                             11,000,000             10,560,000
        RBF Finance Company, 11.375%, 3/15/09                                             2,000,000              2,280,000
                                                                                                    -----------------------
                                                                                                                47,639,092

Food & Beverage -- 4.52%

-------------------------------------------------------------------------------------------------------------------------------
        Chiquita Brands Senior Notes, 10.25%, 11/01/06 (a)                                8,000,000              4,960,000
        Chiquita Brands International Senior Notes, 10%, 6/15/09 (a)                     10,000,000              6,100,000
        Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (a)                   20,395,000             13,664,650
        Mrs. Fields Original Cookies Senior Notes, 10.125%, 12/01/04                      3,500,000              3,045,000
        Specialty Foods Corp. Sen. Notes Series B, 11.125%, 8/15/01                      37,604,000             36,851,920
                                                                                                    -----------------------
                                                                                                                64,621,570

Food Processing -- 2.53%

-------------------------------------------------------------------------------------------------------------------------------
        Boston Chicken Convertible Notes, 0%, 6/01/15 (c)                                18,500,000                  1,850
        Del Monte Foods Corp. Senior Disc. Nts. Ser. B, 0%, 12/15/07 (b)                 12,595,000              9,446,250
        Premium Standard Farms, Inc. Sen.Nts., 11%, 9/17/03                              11,855,470             10,788,478
        SC International Service Senior Sub. Notes, 9.25%, 9/01/07 (a)                   16,600,000             16,019,000
                                                                                                    -----------------------
                                                                                                                36,255,578

Corporate Bonds--continued                                                                                     Market Value
Name of Issuer                                                                           Principal                 (Note B)
-------------------------------------------------------------------------------------------------------------------------------
Food Service -- .51%

-------------------------------------------------------------------------------------------------------------------------------
        B&G Foods Senior Sub. Notes, 9.625%, 8/01/07 (a)                                $10,000,000             $7,250,000

Gaming -- 11.96%

-------------------------------------------------------------------------------------------------------------------------------
        Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07 (a)                                 45,000,000             42,468,750
        Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%, 12/15/04 (c)                  5,000,000              2,700,000
        Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 (a)                    17,000,000             15,448,750
        Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06                        90,530,000             62,692,025
        Las Vegas Sands/Venetian Mortgage Notes, 12.25%, 11/15/04                        34,000,000             35,020,000
        Las Vegas Sands/Ven Sen. Sub. Nts., 10/14.25%, 11/15/05 (e)                      12,500,000             12,812,500
                                                                                                         ------------------
                                                                                                               171,142,025

Grocery Stores -- 3.37%

-------------------------------------------------------------------------------------------------------------------------------
        Fleming Co., Inc. Medium Term Notes Series B, 8.74%, 9/19/02                     10,000,000              9,577,000
        Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04 (a)                         20,000,000             17,200,000
        Fleming Co., Inc. Senior Sub. Notes Ser B, 10.625%, 7/31/07 (a)                  18,000,000             13,680,000
        Penn Traffic Senior Notes, 11%, 6/29/09                                          10,032,560              7,825,397
                                                                                                         ------------------
                                                                                                                48,282,397

Health Care Supplies -- .03%

-------------------------------------------------------------------------------------------------------------------------------
        Global Health Sciences Company 11%, 5/1/08                                        5,000,000                475,000

Manufacturing/Service Industry -- 1.03%

-------------------------------------------------------------------------------------------------------------------------------
        Haynes International Senior Notes, 11.625%, 9/01/04                              10,000,000              7,900,000
        Key Components LLC Senior Notes, 10.5%, 6/01/08                                   7,500,000              6,750,000
        Safelite Glass Corp. Senior Sub. Notes Ser B, 9.875%, 12/15/06                    7,000,000                 43,750
        Safelite Glass Corp. Senior Sub. Notes, 9.875%, 12/15/06                         10,000,000                 62,500
                                                                                                    -----------------------
                                                                                                                14,756,250

Metals & Mining -- 7.36%

-------------------------------------------------------------------------------------------------------------------------------
        Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07 (c)                             20,000,000              2,375,000
        CF&I Acquisition Term Loan, 9.5%, 3/31/03                                         6,609,224              5,948,302
        Golden Northwest Aluminum 12%, 12/15/06                                          12,500,000             12,750,000
        Inland Steel Corp. First Mortgage Nts. Series R, 7.9%, 1/15/07 (a)                6,500,000              5,622,500
        Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03                       46,230,000             41,144,700
        Kaiser Aluminum Chemical Corp. Series B, 10.875%, 10/15/06                       13,500,000             13,297,500
        LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07                                   8,000,000              4,000,000
        LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09                                7,500,000              4,125,000
        National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06                        3,000,000              2,100,000
        Ormet Corp. Senior Notes, 11%, 8/15/08 (a)                                       15,000,000             13,875,000
                                                                                                    -----------------------
                                                                                                               105,238,002

Corporate Bonds--continued                                                                                     Market Value
Name of Issuer                                                                           Principal                 (Note B)
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 1.78%

-------------------------------------------------------------------------------------------------------------------------------
        Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                $6,645,000             $6,179,850
        Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06                               7,000,000              6,790,000
        Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08                              7,000,000              6,895,000
        LLS Corporation Senior Sub. Notes, 11.625%, 8/01/09                               6,000,000              5,565,000
                                                                                                    -----------------------
                                                                                                                25,429,850

Office Equipment -- 1.32%

-------------------------------------------------------------------------------------------------------------------------------
        Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05                              19,845,000             18,852,750

Oil/Gas Exploration-- 1.06%

-------------------------------------------------------------------------------------------------------------------------------
        Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (a)                        14,500,000             15,225,000

Paper/Forest Products -- 8.64%

-------------------------------------------------------------------------------------------------------------------------------
        American Tissue Inc. Senior Secured Notes, 12.50%, 7/15/06                       16,000,000             15,920,000
        Crown Paper Senior Sub. Notes, 11%, 9/01/05 (c)                                  14,950,000              3,737,500
        Four M Corporation Senior Notes, Series B, 12%, 6/01/06                           1,500,000              1,428,750
        Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07                             19,000,000             12,920,000
        Gaylord Container Corp. Senior Notes, 9.375%, 6/15/07                            15,000,000             10,050,000
        Gaylord Container Corp. Senior Sub. Notes, 9.875%, 2/15/08                       30,000,000             13,500,000
        Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03                            7,000,000              6,457,500
        Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03 (a)                      8,800,000              5,720,000
        Stone Container Corp. Senior Notes, 12.58%, 8/01/16 (a)                          43,100,000             44,500,750
        Stone Container Corp. Senior Notes, 11.5%, 8/15/06                                9,000,000              9,247,500
        WTD Industries Senior Sub. Notes, 8%, 6/30/05 (c)                                   340,900                 68,180
                                                                                                    -----------------------
                                                                                                               123,550,180

Products and Manufacturing -- 1.65%

-------------------------------------------------------------------------------------------------------------------------------
        Motors and Gears, Inc. Senior Notes Series D, 10.75%, 11/15/06 (a)               23,110,000             22,416,700
        Tokheim Senior Sub. Notes, 11.375%, 8/1/08                                        8,000,000              1,040,000
        Tokheim Junior 12%, 9/30/08 PIK                                                   8,955,392                 89,554
                                                                                                    -----------------------
                                                                                                                23,546,254

Real Estate -- 3.36%

-------------------------------------------------------------------------------------------------------------------------------
        Jamboree LLC Class A Senior Secured Notes, 8.18%, 3/27/02                         4,849,230              4,752,246
        Jamboree LLC Class B Senior Sub. Notes, 8.93%, 3/27/02 PIK                        1,557,902              1,526,691
        Rockefeller Center Properties Conv. Deb., 0% 12/31/00                            47,000,000             41,830,000
                                                                                                   -----------------------
                                                                                                                48,108,937

Corporate Bonds--continued                                                                                    Market Value
Name of Issuer                                                                           Principal                (Note B)
-------------------------------------------------------------------------------------------------------------------------------
Recreation -- 1.61%

-------------------------------------------------------------------------------------------------------------------------------
        Coast Hotels & Casino Company Gtd. Notes, 9.50%, 4/01/09                        $17,000,000            $16,766,250
        Outboard Marine Corp. Debentures, 9.125%, 4/15/17 (a)                             9,750,000              3,120,000
        Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08                               8,000,000              3,200,000
                                                                                                      --------------------
                                                                                                                23,086,250

Retail -- .82%

-------------------------------------------------------------------------------------------------------------------------------
        Eye Care Centers of America, Inc. Senior Notes, 9.125%, 10/01/03                 10,000,000              5,100,000
        Eye Care Centers Sub. Nts. FRN, 10.5925%, 5/01/08                                 5,000,000              2,500,000
        National Vision Senior Notes, 12.75%, 10/15/05                                   12,500,000              4,125,000
                                                                                                       --------------------
                                                                                                                11,725,000

Retail Food Chains -- 4.43%

-------------------------------------------------------------------------------------------------------------------------------
        Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08 (a)                     58,768,700             32,322,785
        American Restaurant Group Senior Notes, 11.5%, 2/15/03 (a)                       15,500,000             14,105,000
        FRD Acquisition Senior Notes, 12.5%, 7/15/04 (a)                                 15,000,000              5,250,000
        Family Restaurants Senior Notes, 9.75%, 2/01/02                                  18,000,000              6,840,000
        Planet Hollywood Secured PIK Notes, 12/ 10% 5/09/05 (e)(c)                        3,000,000              1,050,000
        Romacorp, Inc. Senior Notes, 12%, 7/01/06 (a)                                     7,500,000              3,750,000
                                                                                                    -----------------------
                                                                                                                63,317,785

Transportation -- .76%

-------------------------------------------------------------------------------------------------------------------------------
        Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09                                  10,000,000             10,875,000

Miscellaneous -- .57%

-------------------------------------------------------------------------------------------------------------------------------
        Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05                            1,951,000              1,960,755
        Mosler, Inc. Senior Notes, 11%, 4/15/03                                          10,340,000              6,204,000
                                                                                                    -----------------------
                                                                                                                 8,164,755

        Total Corporate Bonds-- 85.45% (cost--$1,569,892,043)                                                $1,222,436,149
                                                                                                    -----------------------



Foreign Bonds--                                                                                               Market Value
Name of issuer                                                                           Principal                 (Note B)
-------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds -- 7.70%

-------------------------------------------------------------------------------------------------------------------------------
        Brazil C Bond Debentures, 8%, 4/15/14                                           $12,314,117             $9,381,879
        Argentina Global Bonds, 9.75%, 9/19/27                                           32,751,000             25,914,229
        Republic of Brazil Discount Ser Z-L, FRN, 14.5%, 4/15/24                         26,366,000             29,134,430
        Republic of Brazil Discount 11.625%, 4/15/04                                     35,000,000             36,093,750
        Euro Stabilization Advances, 0%, 12/15/26 GBP (d)                                   302,459                 98,148
        Eurotunnel Tier 3, 7.03%, 12/25/25 GBP                                            2,500,000              2,139,000
        Venezuela Par, 6.75%, 3/31/20                                                    10,000,000              7,418,800
                                                                                                    -----------------------
        Total Foreign Bonds-- (cost--$107,619,314)                                                              110,180,236
                                                                                                    -----------------------



                                                                                         Number of            Market Value
Stocks--                                                                                   Shares                 (Note B)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Common Stock -- 10.73%

-------------------------------------------------------------------------------------------------------------------------------
        Advantica Restaurant Group (d)                                                    1,217,762               $723,046
        Chubb Corp. (a)                                                                     500,000             39,562,500
        Darling International, Inc. (d)                                                     745,530                559,148
        Gaylord Container Corp. (d)                                                       1,243,799              2,098,911
        Grand Union Co. (d)                                                                 932,146                149,143
        Homefed Corp. (d)                                                                   192,222                115,333
        International Airline Support Group (d)                                             224,540                336,810
        Jamboree Office REIT (d)                                                             50,307              3,521,490
        JPS Capital (d)                                                                   1,038,823              5,194,115
        J P Morgan & Co.                                                                    100,000             16,375,000
        Little Switzerland, Inc. (d)                                                        273,659                213,796
        MAXXAM, Inc. (d)                                                                    200,000              3,975,000
        NL Industries                                                                       793,100             16,803,806
        Nualt Enterprises (d) (f)                                                            10,752                    108
        Ontario Limited (d) (f)                                                               1,773                      6
        Pathmark Stores (d)                                                                  1,600,398             19,704,900
        Penn Traffic Common (d)                                                           1,906,164             14,534,500
        Planet Hollywood (d)                                                                132,500                397,500
        Smurfit-Stone Container (d)                                                         257,142              3,085,704
        Specialty Equipment Co. (d)                                                          82,500              2,036,719
        Trilanco 2 Limited (d) (f)                                                               98                      1
        Trilanco 3 Limited (d) (f)                                                               98                      1
        US Leather, Inc. (d) (f)                                                              1,007,308                100,731
        Walter, Industries Inc.                                                             500,000              4,437,500
        WestPoint Stevens, Inc. (a)                                                       1,600,000             19,600,000
                                                                                                      --------------------
        Total Common Stocks--  (cost--$228,537,450)                                                            153,525,768
                                                                                                      --------------------

-------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.66%

-------------------------------------------------------------------------------------------------------------------------------
        American Restaurant Group, PIK 12%                                                    4,405             $1,762,000
        R&B Falcon Corp. PIK 13.875% 5/01/09                                                 17,189             22,001,920
                                                                                                    -----------------------
        Total Preferred Stocks-- (cost--$20,450,958)                                                             23,763,920
                                                                                                    -----------------------



Warrants                                                                                 Number of            Market Value
Name of Issuer                                                                       Shares or Units              (Note B)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Warrants  -- .46%

-------------------------------------------------------------------------------------------------------------------------------
        Bradlees Warrants (d)                                                                    67,384                    $20
        Key Energy Service Warrants (d)                                                         15,000                900,000
        R&B Falcon Corp. Warrants (d)                                                             7,000              4,900,000
        Venezuela Oil Linked Payment Obligation Warrants (d) (f)                                     50,000                     50
        Wherehouse Entertainment A Warrants (d) (f)                                                   81,164                633,079
        Wherehouse Entertainment B Warrants (d) (f)                                                   14,091                 44,950
        Wherehouse Entertainment C Warrants (d) (f)                                                  14,091                 31,564
                                                                                                    -----------------------
        Total Warrants-- (cost--$15,855,816)                                                                     6,509,663
                                                                                                    -----------------------

        Total Investments-- 106.00%  (cost--$1,942,355,581)                                                 $1,516,415,736
                                                                                                    ======================


-------------------------------------------------------------------------------------------------------------------------------
(a) All or a portion of securtity has been pledged to  collateralize  short-term borrowings  (See Note F) (b)  Represents  a zero coupon bond that  converts to a fixed rate at a designated future date.

        The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.

(c)     Non-income producing security due to default or bankruptcy filing
(d)     Non-income producing security
(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.

(f) Seurity is valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees

PIK     Payment in Kind

GBP     Principal denoted in British Pounds Sterling
FRN     Floating Rate Note

Federal Tax Information:

At September 30, 2000,  the aggregate  cost of investment  securities for income
tax  purposes  was  $1,940,894,309.   Net  unrealized   depreciation  aggregated
($424,478,573) of which $69,518,224 related to appreciated investment securities and ($493,996,797) related to depreciated  investment securities.  The Form 1099 you receive in January 2001 will show the tax status of all  distributions  paid to your account in calendar 2000.

        The accompanying notes are an integral part of the financial statements.


Statement of Assets and Liablities

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Year Ended September 30, 2000

-------------------------------------------------------------------------------------------------------------------------

Assets

-------------------------------------------------------------------------------------------------------------------------
Investments--at market value (cost $1,942,355,581)--Note B                                                $1,516,415,736
Interest receivable                                                                                           45,089,491
Receivable for shares of beneficial interest sold                                                                905,793
Receivable for dividends                                                                                         265,000
                                                                                                  -----------------------
                     Total Assets                                                                          1,562,676,020

Liabilities

-------------------------------------------------------------------------------------------------------------------------
Notes payable--Note F                                                                                       $127,443,774
Payable for shares of beneficial interest repurchased                                                          1,689,403
Trustee fees payable--Note C                                                                                   1,845,865
Accrued expenses                                                                                                 827,015
Payable to custodian bank                                                                                        277,521
                                                                                                  -----------------------
                     Total Liabilities                                                                       132,083,578

Net Assets                                                                                                $1,430,592,442
                                                                                                  =======================
Net Assets Consist of (Note B):

Capital, at a $1.00 par value                                                                               $157,648,926
Paid in surplus                                                                                            1,698,883,588
Undistributed net investment income                                                                            5,776,392
Accumulated net realized loss on investments                                                                  (5,776,619)
Net unrealized depreciation on foreign currency                                                                  (68,299)
Net unrealized depreciation of investments                                                                  (425,871,546)
                                                                                                  -----------------------
                                                                                                  -----------------------
Net Assets, for 157,648,926 shares outstanding                                                            $1,430,592,442
                                                                                                  =======================
Net Asset Value, offering price and redemption
 price per share ($1,430,592,442/157,648,926 shares)                                                               $9.08
                                                                                                  =======================




The accompanying notes are an integral part of the financial statements.


Statement of Operations

-------------------------------------------------------------------------------------------------------
Year Ended September 30, 2000

-------------------------------------------------------------------------------------------------------

Investment Income

-------------------------------------------------------------------------------------------------------

Interest                                                                                  $193,991,715
Dividends                                                                                    5,655,786
Other Income                                                                                   773,616
                                                                                   --------------------
                     Total Income                                                          200,421,117

Expenses

-------------------------------------------------------------------------------------------------------
Interest--Note F                                                                           $10,104,692
Trustee fees--Note C                                                                         7,885,532
Administrative expenses and salaries                                                         1,196,883
Printing, postage and stationary                                                               250,454
Legal fees                                                                                     219,306
Computer and related expenses                                                                  198,455
Auditing fees                                                                                   88,996
Telephone                                                                                       73,687
Other expenses                                                                                  73,052
Insurance                                                                                       42,514
Custodian fees                                                                                  40,097
                                                                                   --------------------
                                                                                   --------------------
                     Total Expenses                                                         20,173,668
                                                                                   --------------------

Net Investment Income                                                                      180,247,449
                                                                                   --------------------

Realized and Unrealized Gain (Loss) on Investments--Note B:

Net realized loss from investment transactions                                              (4,100,144)
Change in unrealized appreciation/depreciation of  investments
and assets and liabilities in foreign currencies                                          (160,650,262)
                                                                                   --------------------
Net Increase in Net Assets Resulting from Operations                                       $15,497,043
                                                                                   ====================





The accompanying notes are part of the financial statements.


Statement of Changes in Net Assets

                                                                                         Year Ended          Year Ended
                                                                                        September 30,       September 30,
                                                                                            2000                1999
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:

              Net investment income                                                       $180,247,449        $226,030,423
              Net realized (loss) from investment transactions                              (4,100,144)           (263,513)
              Change in unrealized appreciation (depreciation) of investments             (160,650,262)        (49,026,555)
                                                                                   ----------------------------------------
                          Net Increase in Net Assets Resulting

                          from Operations                                                   15,497,043         176,740,355
                                                                                   ----------------------------------------

Distributions to Shareholders from Net Investment Income                                  (198,112,674)       (211,784,335)
($1.12 and $.98 per share, respectively)

Distributions to Shareholders from Net Realized Gains                                                -         (36,970,219)
                                                                                   ----------------------------------------
($.18 per share)
              Total Distributions                                                         (198,112,674)       (248,754,554)
                                                                                   ----------------------------------------

From Net Trust Share Transactions--Note D

              Total Increase (Decrease) in Net Assets                                     (445,899,346)         84,466,005
                                                                                   ----------------------------------------
                                                                                          (628,514,977)         12,451,806

Net Assets:

Beginning of Period                                                                      2,059,107,419       2,046,655,613
                                                                                   ----------------------------------------

End of Period (including undistributed net investment
income of $5,776,392 and $23,981,797 respectively)                                      $1,430,592,442      $2,059,107,419
                                                                                   ========================================



The accompanying notes are an integral part of the financial statements.


                                              Year Ended September 30,
Per Share Data**            2000           1999       1998       1997      1996      1995      1994       1993     1992      1991

Net Asset Value:
Beginning of

Period                     $10.08         $10.42     $11.79     $10.90     $10.33    $10.02     $9.94    $9.50     $8.83     $8.81

Income From Investment
Operations:

Net investment income        1.02           1.05       1.01       0.98       0.98      0.98      0.98     1.04      1.15      1.32
Net realized and
unrealized gain/(loss)
on investment               -0.90          -0.23      -1.42       0.91       0.58      0.29      0.09     0.42      0.67      0.04


Total from

investment operations        0.12           0.82      -0.41       1.89       1.56      1.27      1.07     1.46      1.82      1.36

Less Distributions:
   Net investment
   income                   -1.12          -0.98      -0.96      -1.00      -0.99     -0.96     -0.99    -1.02     -1.15     -1.34
Capital Gain                  -            -0.18        -          -          -         -         -         -        -          -
Net Asset Value:
End of Period               $9.08         $10.08     $10.42     $11.79     $10.90    $10.33    $10.02    $9.94     $9.50     $8.83
Total Return                 1.29%          7.99%     -4.13%     18.16%     15.98%    13.44%    10.96%   16.25%    21.85%    17.63%


Ratios & Supplemental Data

Net assets end of
  period (in
   millions)               $1,430.6      $2,059.1   $2,046.7   $2,074.2   $1,200.5    $797.6   $582.1    $475.0    $452.8    $310.7

Ratio of operating

  expenses to
  average

  net assets*                 1.22%         0.73%      0.70%      0.65%      0.69%     1.02%     1.06%    1.21%     0.65%     1.01%

Ratio of interest
  expense to average
  net assets                  0.61%         0.12%      0.09%      0.01%      0.03%     0.35%     0.36%     0.48%     0.65%     1.01%

Ratio of net investment
  income to average
  net assets                 10.84%         9.99%      8.73%      8.65%      9.41%     9.77%     9.37%    10.53%    12.36%    15.38%

Portfolio turnover

  rate                        3.80%        27.00%     63.80%     33.44%     32.01%    40.58%    73.36%    75.72%    59.41%    33.77%

*  Including Interest Expense

** Per share data was calculated using the average share method.


Note A-Organization

Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies

Significant  accounting  policies  of the Trust  are as  follows:  Valuation  of
Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.

Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.

State Income  Taxes:  Because the Trust has been  organized by an Agreement  and
Declaration  of  Trust  executed   under  the  laws  of  the   Commonwealth   of
Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Trustees' Compensation

Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.

Note D-Shares of Beneficial Interest

At September 30, 2000, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:


                                                 Year Ended                                Year Ended
                                              September 30,2000                         September 30,1999
                                           Shares            Amount                 Shares              Amount
Shares Sold                             74,791,378        $710,963,319           133,711,418       $1,399,494,794
Shares issued to shareholders
in reinvestment of distributions from
net investment income                   14,068,805         132,097,967            16,505,806          170,971,668
                                        88,860,183         843,061,386           150,217,224        1,570,466,462
Shares repurchased                    (135,520,677)     (1,288,960,563)         (142,431,298)      (1,486,000,457)
Net Increase (Decrease)                (46,660,494)      ($445,899,346)            7,785,926          $84,466,005

Note E-Purchases and Sales of Investments

Purchases and sales of securities, other than short-term and government securities, aggregated $67,505,777 and $599,257,058 respectively, for the period ended September 30, 2000.

Note F-Short-term Borrowings

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2000 the Trust has unused lines of credit amounting to $82,556,226 and used lines of credit amounting to $127,443,774. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the period ended September 30, 2000:

        Maximum amount outstanding at any month end $216,453,918  Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) $154,789,493 Average annualized interest rate 6.53%

Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $449,763,700 and $468,168,548, respectively, have been pledged to collateralize short-term borrowings.

Report of Independent Auditors

To the  Shareholders  and Trustees of Northeast  Investors Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Trust (the "Trust") at September 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts

November 10, 2000